RELATED PARTIES´ TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of balances with related parties

As of December 31, 2021	Trade receivables	Other receivables		Trade payables
	Current	Non Current	Current	Current
Associates and joint ventures
OCP	-	-	2	-
Refinor	1	-	-	2
TGS	6	23	5	3
Other related parties
SACDE	-	-	-	10
Other	-	-	1	-
	7	23	8	15

As of December 31, 2020	Trade receivables	Other receivables		Trade payables
	Current	Non Current	Current	Current
Associates and joint ventures
Greenwind	-	-	-	5
OCP	-	-	36	-
Refinor	2	-	-	-
TGS	2	29	5	-
	4	29	41	5

Schedule of operations related parties

Operations for the year	Sales of goods and services (1)			Purchases of goods and services (2)			Fees for services (3)			Other operating expenses and income (4)
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Associates and joint ventures
CTB	2	2	1	-	-	-	-	-	-	-	-	-
Greenwind	1	1	1	-	-	-	-	-	-	-	-	(1)
Refinor	9	10	18	(6)	(5)	(19)	-	-	-	-	-	-
TGS	45	20	29	(43)	(24)	(22)	-	-	-	-	-	-

Other related parties
Fundación	-	-	-	-	-	-	-	-	-	(2)	(2)	(2)
SACDE	-	-	-	(48)	(6)	(14)	-	-	-	-	-	1
Salaverri, Dellatorre, Burgio & Wetzler	-	-	-	-	-	-	(1)	(1)	(1)	-	-	-
Other	-	-	-	-	-	(1)	-	-	-	-	-	-
	57	33	49	(97)	(35)	(56)	(1)	(1)	(1)	(2)	(2)	(2)

(1)	Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas and refined products.
(2)

Correspond to natural gas transportation services, purchases of refined products and other services imputed to cost of sales for US$ 50 million, US$ 29 million and US$ 42 million and infrastructure works contracted to SACDE imputed in property, plant and equipment for US$ 47 million, US$ 6 million and US$ 14 million, of which US$ 17 million, US$ 2 million and US$ 6 million correspond to fees and general expenses calculated on the costs incurred by SACDE and/or Pampa to carry out these for the years ended December 31, 2021, 2020 and 2019, respectively.

(3)	Disclosed within administrative expenses.
(4)	Corresponds mainly to donations.

Operations for the year	Finance income (1)			Dividends received			Payment of dividends
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Associates and joint ventures
CIESA	-	-	-	-	-	53	-	-	-
Citelec	-	-	-	-	13	16	-	-	-
OCP	1	1	-	20	21	6	-	-	-
TGS	3	3	3	-	-	-	-	-	-

Other related parties
EMESA	-	-	-	-	-	-	-	(9)	(1)
Other	-	-	-	-	1	1	-	-	-
	4	4	3	20	35	76	-	(9)	(1)
(1)	Corresponds mainly to financial leases and accrued interest on loans granted.